Term Loans and Revolving Credit Facility - Schedule of Term Loans and Revolving Credit Facilities (Details) - Line of Credit - USD ($) $ in Thousands	Sep. 30, 2025	May 09, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 10, 2022	Sep. 09, 2022	Aug. 16, 2022
Term Loans:
Principal, Term loans	$ 131,576		$ 205,569
Less: Unamortized debt issuance costs and discount	(9,652)		(6,140)
Principal, Term loans	$ 121,924		$ 199,429
Term Loans [Member]
Term Loans:
Principal, Term loans						$ 52,500
Term Loans [Member] | Lingo Term Loan [Member]
Term Loans:
Interest rate, Term loans			7.91%
Principal, Term loans			$ 52,925		$ 73,000		$ 45,000
Principal, Term loans			$ 52,363	$ 63,153
Term Loans [Member] | Nomura Term Loan [Member]
Term Loans:
Interest rate, Term loans			11.52%
Principal, Term loans			$ 122,538
Term Loans [Member] | BRPAC Term Loan [Member]
Term Loans:
Interest rate, Term loans	7.28%		7.42%
Principal, Term loans	$ 68,000		$ 30,106
Term Loans [Member] | Oaktree Term Loan [Member]
Term Loans:
Interest rate, Term loans	12.20%
Principal, Term loans	$ 63,576
Term Loans [Member] | Targus Revolver Loan
Term Loans:
Principal, Term loans			$ 0	$ 17,834
Revolver Loan | Targus Revolver Loan
Term Loans:
Interest rate, Term loans	7.41%		10.39%	8.53%
Principal, Term loans	$ 10,167		$ 16,329
Principal, Term loans		$ 5,000	$ 16,329	$ 43,801